INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 529,156	$ 448,320	$ 217,105
Less amortization	(71,648)	(55,819)	(32,772)
Intangible assets, net	457,508	392,501	184,333
HDR [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	213,481	146,061	130,432
SRIO [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	109,462	102,259	86,673
New Product Development [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	6,213
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 200,000	$ 200,000